Earnings per share	6 Months Ended
Jun. 30, 2026
Earnings per share [abstract]
Earnings per share	Earnings per share
12.1.    Basic earnings per share is computed by dividing earnings by the weighted-average number of common shares outstanding for the period, without consideration for potentially dilutive securities. The following table presents the calculation of basic earnings per share (in thousands, except share and per share amounts):

	Three months ended June 30,		Six months ended June 30,
	2026	2025	2026	2025
Numerator:
Profit attributable to DoubleDown Interactive Co., Ltd.	$32,868	$21,842	$68,254	$45,688
Weighted average shares outstanding - basic	2,477,672	2,477,672	2,477,672	2,477,672
Basic earnings per share	$13.27	$8.82	$27.55	$18.44
12.2.    Diluted earnings per share is computed by dividing profit applicable to owners of the Company by the weighted-average number of common shares and dilutive common share equivalents outstanding for the period. The Company does not have dilutive potential ordinary shares outstanding. Accordingly, the diluted earnings per share for the three and six months ended June 30, 2026 and 2025 are the same as the basic earnings per share.